Per share amounts (Reconciliations of Differences Between Basic and Diluted Net Income Attributable to Toyota Motor Corporation Per Common Share) (Detail) - JPY (¥)
¥ / shares in Units, shares in Thousands, ¥ in Millions
	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Earnings Per Share Disclosure [Line Items]
Net income attributable to Toyota Motor Corporation	¥ 2,312,694	¥ 2,173,338	¥ 1,823,119
Accretion to Mezzanine equity	(3,638)
Dividends to Toyota Motor Corporation Model AA Class Shareholders	(2,449)
Net income attributable to Toyota Motor Corporation, basic	2,306,607	2,173,338	1,823,119
Effect of dilutive securities
Model AA Class Shares	6,087
Assumed exercise of dilutive stock options	(21)	(42)	(85)
Net income attributable to Toyota Motor Corporation, diluted	¥ 2,312,673	¥ 2,173,296	¥ 1,823,034
Weighted-average shares, basic	3,111,306	3,158,851	3,168,989
Effect of dilutive securities
Model AA Class Shares	32,429
Assumed exercise of dilutive stock options	1,212	1,578	1,922
Weighted-average shares, diluted	3,144,947	3,160,429	3,170,911
Net income attributable to Toyota Motor Corporation per share, basic	¥ 741.36	¥ 688.02	¥ 575.30
Net income attributable to Toyota Motor Corporation per share, diluted	¥ 735.36	¥ 687.66	¥ 574.92